Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (73,616)	$ (32,173)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	268	75
Change in fair value of simple agreements for future equity	27,864	13,717
Accretion of discount on marketable debt securities	(520)	0
Stock-based compensation	12,484	777
Change in operating assets and liabilities:
Prepaid and other current assets	(1,520)	(126)
Other assets	(115)	26
Accounts payable	(1,762)	1,344
Accrued expenses and other	(1,504)	384
Operating lease right-of-use assets and liabilities	31	(22)
Net cash used in operating activities	(38,390)	(15,998)
Cash flows from investing activities
Purchases of property and equipment	(352)	(83)
Purchases of marketable debt securities	(291,620)	0
Proceeds from redemptions of marketable debt securities	116,198	0
Net cash used in investing activities	(175,774)	(83)
Cash flows from financing activities
Proceeds from recapitalization	276,210	0
Proceeds from exercise of stock options	1,044	114
Proceeds from right of first refusal liability	25,000	0
Proceeds from simple agreements for future equity	10,232	19,325
Payment of deferred issuance costs	(11,058)	(3,144)
Net cash provided by financing activities	301,428	16,295
Net increase in cash and cash equivalents	87,264	214
Cash and cash equivalents - beginning of year	9,868	9,654
Cash and cash equivalents - end of year	97,132	9,868
Supplemental disclosures of cash flow information
Cash paid for interest	0	0
Cash paid for income taxes	907	0
Supplemental noncash investing and financing activities
Reclassification of deferred issuance costs in connection with business combination	5,510	0
Reclassification of simple agreements for future equity in connection with business combination	84,138	0
Deferred issuance costs included in accounts payable	1,906	443
Deferred issuance costs included in accrued expense and other	0	122
Purchases of computer software in accounts payable and accrued expense and other	$ 540	$ 392